Item 1. Schedule of Investments.


 T. Rowe Price Summit Cash Reserves FUND
 Unaudited                                                     July 31, 2004
 PORTFOLIO OF INVESTMENTS                    (1)          $ Par        Value
 (Amounts in 000s)


 BANK NOTES  0.8%
 World Savings Bank, 1.27%, 8/12/04                       25,000       25,000

 Total Bank Notes (Cost  $25,000)                                      25,000

 CERTIFICATES OF DEPOSIT - DOMESTIC *  3.5%
 Fifth Third Bank, 1.075%, 9/20/04                        25,000       25,000

 First Tennessee Bank, 1.30%, 8/6/04                      10,000       10,000

 Wells Fargo Bank
 1.30%, 8/11/04                                           25,000       25,000

 1.31%, 8/12/04                                           13,000       13,000

 Wilmington Trust
 1.10%, 9/22/04                                           10,000       10,000

 1.11%, 8/4/04                                            25,000       25,000

 Total Certificates of Deposit - Domestic *                           108,000
(Cost  $108,000)
 CERTIFICATES OF DEPOSIT - EURODOLLAR ^
 7.4%
 ABN AMRO Bank, 1.585%, 10/29/04                          12,000       12,000

 Barclays Bank, 1.10%, 8/4/04                             25,000       25,000

 BBVA Finance, 1.28%, 8/9/04                              12,000       12,000

 BNP Paribas, 1.12%, 12/29/04                             20,000       20,000

 DePfa Bank, 1.30%, 8/13/04                               42,000       42,000

 Deutsche Bank, 1.12%, 12/14/04                           30,000       29,989

 HBOS Treasury Services, 1.59%, 10/28/04                  30,000       30,000

 Lloyds TSB Bank, 1.28%, 2/28/05                          20,000       20,001

 Rabobank Nederland, 1.28%, 8/12/04                       25,000       25,000

 Societe Generale, 1.30%, 8/12/04                         10,000       10,000

 Total Certificates of Deposit - Eurodollar                           225,990
^ (Cost  $225,990)
 CERTIFICATES OF DEPOSIT - YANKEE ++  12.0%
 Abbey National Treasury Services
 1.09%, 8/5/04                                            20,000       20,000

 1.42%, 10/21/04                                          25,000       24,999

 Banco Bilbao Vizcaya NY, 1.29%, 8/9/04                   12,000       12,000

 Bank of Montreal, 1.09%, 8/16/04                         38,000       38,000

 2/18/05                                                  56,340       56,348

 Caylon, 1.29%, 8/3/04                                    30,000       30,000

 HBOS Treasury Services, 1.09%, 8/6/04                    25,000       25,000

 Lloyds TSB Bank, 1.58%, 10/28/04                         25,000       25,000

 Natexis Banques Populaires, 1.10%, 8/5/04                50,000       50,000

 Skandinaviska Enskilda Banken, 1.37%,                    10,000       10,000
8/23/04
 Svenska Handelsbanken, 1.10%, 8/23/04                    25,000       25,000

Toronto-Dominion Bank
 1.33%, 8/23/04                                           5,000        5,000

 1.38%, 8/27/04                                           25,000       25,003

 1.46%, 9/3/04                                            20,000       20,000

 Total Certificates of Deposit - Yankee ++ (Cost                      366,350
$366,350)
 COMMERCIAL PAPER  24.6%
 ANZ, 1.325%, 8/18/04                                     35,000       34,978

 Calyon North America, 1.28%, 8/2/04                      40,000       39,999

 CBA Finance, 1.57%, 10/15/04                             5,000        4,984

 Citicorp, 1.30%, 8/6/04                                  37,000       36,993

 Citigroup Global Markets Holdings, 1.05%, 8/3/04         13,400       13,399

 Countrywide Home Loans
 1.36%, 8/2/04                                            3,856        3,856

 1.42%, 8/25/04                                           37,000       36,965

 DaimlerChrysler Revolving Auto
 1.39%, 8/25/04                                           27,681       27,655

 1.45%, 8/27/04                                           6,452        6,445

 1.47%, 8/27 - 9/13/04                                    2,243        2,240

 1.51%, 9/27/04                                           18,048       18,005

 Danske, 1.585%, 10/29/04                                 27,500       27,392

 Dexia Delaware
 1.29%, 8/9/04                                            19,000       18,994

 1.30%, 8/17/04                                           2,000        1,999

 FCAR Owner Trust, 1.31%, 8/12/04                         30,000       29,988

 GE Capital, 1.46%, 8/25/04                               1,311        1,310

 International Lease Finance, 1.29%, 8/12/04              44,000       43,983

 K2 (USA)
 1.15%, 9/28/04                                           5,000        4,991

 1.36%, 8/25/04                                           4,400        4,396

 1.45%, 9/21/04                                           3,000        2,994

 1.47%, 9/13/04                                           1,500        1,497

 Marsh & McLennan Companies, 1.28%, 8/4/04                15,000       14,998

 National Australia Funding, 1.28%, 8/5/04                2,757        2,757

 National Rural Utilities
 1.28%, 8/11/04                                           22,900       22,892

 1.48%, 9/7 - 9/9/04                                      19,000       18,971

 Nationwide Building Society
 1.06%, 9/9/04                                            25,000       24,971

 1.08%, 8/9/04                                            5,000        4,999

 New Center Asset Trust
1.28%, 8/11/04                                            2,000        1,999

 1.30%, 8/12/04                                           22,500       22,491

 1.62%, 10/28/04                                          10,000       9,961

 New York State Power Authority, 1.45%, 9/8/04            18,000       17,972

 Nordea North America, 1.50%, 9/17/04                     2,300        2,296

 Prudential Funding, 1.29%, 8/12/04                       30,000       29,988

 Royal Bank of Scotland, 1.38%, 9/1/04                    2,900        2,897

 Siemens Capital, 1.27%, 8/12 - 8/13/04                   71,600       71,571

 Stanford University, 1.32%, 8/3/04                       12,800       12,799

 Svenska Handlesbanken
 1.30%, 8/3/04                                            12,000       11,999

 1.45%, 9/7/04                                            1,300        1,298

 1.46%, 9/13/04                                           2,300        2,296

 Toyota Motor Credit, 1.29%, 8/12/04                      30,000       29,988

 UBS Finance
 1.275%, 8/11/04                                          1,066        1,066

 1.43%, 8/25/04                                           5,000        4,995

 1.45%, 9/10/04                                           4,000        3,994

 1.50%, 9/20/04                                           9,500        9,480

 Westpac Capital, 1.05%, 8/18/04                          10,000       9,995

 Yale University
 1.11%, 8/3/04                                            24,000       23,998

 1.32%, 8/4/04                                            27,900       27,897

 Total Commercial Paper (Cost  $751,631)                               751,631

 COMMERCIAL PAPER - 4(2)  38.1%
 Alliance & Leicester, 1.57%, 10/19/04                    7,900        7,873

 Alpine Securitization
 1.10%, 8/6/04                                            10,000       9,999

 1.33%, 8/17/04                                           10,000       9,994

 ASB Bank
 1.52%, 9/22/04                                           5,000        4,989

 1.58%, 10/22/04                                          15,000       14,946

 Atlantic Asset Securitization
 1.29%, 8/3/04                                            4,000        4,000

 1.295%, 8/6/04                                           19,024       19,021

 1.34%, 8/13/04                                           5,888        5,885

 1.35%, 8/18/04                                           4,500        4,497

 1.44%, 8/27/04                                           9,261        9,251

 1.54%, 9/28/04                                           15,000       14,963

 BASF, 1.34%, 8/16/04                                     25,000       24,986

CDC Commercial Paper
 1.06%, 8/17/04                                           40,000       39,981

 1.50%, 9/22/04                                           1,500        1,497

 Citibank Credit Card Issuance Trust
 1.326%, 8/13/04                                          34,500       34,485

 1.37%, 8/20/04                                           20,000       19,985

 1.38%, 8/23/04                                           12,000       11,990

 1.42%, 8/26/04                                           3,000        2,997

 CRC Funding
 1.28%, 8/5/04                                            2,000        2,000

 1.30%, 8/16/04                                           50,000       49,973

 Delaware Funding
 1.28%, 8/2 - 8/4/04                                      35,000       34,997

 1.29%, 8/5 - 8/6/04                                      55,000       54,991

 1.40%, 8/26/04                                           3,583        3,580

 Discover Card Master Trust I
 1.30%, 8/6/04                                            19,800       19,796

 1.41%, 8/24 - 8/25/04                                    34,500       34,468

 1.43%, 8/25/04                                           8,500        8,492

 Fairway Finance
 1.30%, 8/12 - 8/13/04                                    5,254        5,252

 1.31%, 8/13/04                                           22,038       22,028

 1.40%, 8/20/04                                           2,679        2,677

 Falcon Asset Securitization
 1.28%, 8/2/04                                            29,755       29,754

 1.31%, 8/13/04                                           14,724       14,717

 1.40%, 8/27/04                                           5,000        4,995

 Ford Credit Floorplan Master Owner Trust
 1.11%, 8/2/04                                            9,500        9,500

 1.36%, 8/20/04                                           8,000        7,994

 1.46%, 8/27/04                                           12,500       12,487

 Grampian Funding
 1.30%, 8/9/04                                            4,000        3,999

 1.34%, 8/19/04                                           25,000       24,983

 1.477%, 9/23/04                                          11,400       11,375

 Jefferson Pilot, 1.30%, 8/13/04                          30,000       29,987

 Kitty Hawk Funding
 1.28%, 8/5/04                                            8,871        8,869

 1.29%, 8/12/04                                           3,013        3,012

 1.34%, 8/17/04                                           15,000       14,991

1.40%, 8/23/04                                            25,916       25,894

 MassMutual Funding
 1.30%, 8/3/04                                            3,600        3,600

 1.33%, 8/18/04                                           9,130        9,124

 MBNA Master Credit Card Trust II
 1.51%, 9/23/04                                           10,000       9,978

 1.61%, 10/20/04                                          6,500        6,477

 Old Line Funding
 1.29%, 8/3 - 8/9/04                                      6,524        6,523

 1.30%, 8/11 - 8/16/04                                    14,207       14,201

 1.301%, 8/16/04                                          15,000       14,992

 1.43%, 9/8/04                                            6,000        5,991

 1.45%, 8/25/04                                           55,000       54,947

 Park Avenue Receivables
 1.282%, 8/5/04                                           26,083       26,079

 1.29%, 8/3 - 8/10/04                                     71,866       71,851

 1.40%, 8/25/04                                           23,000       22,978

 Preferred Receivables Funding
 1.29%, 8/4/04                                            21,000       20,998

 1.30%, 8/6/04                                            7,700        7,698

 1.31%, 8/12/04                                           43,389       43,372

 1.33%, 8/17/04                                           36,871       36,849

 1.35%, 8/16/04                                           2,300        2,299

 Proctor & Gamble, 1.29%, 8/2/04                          15,000       15,000

 Sigma Finance, 1.62%, 10/28/04                           3,000        2,988

 Southern Company
 1.27%, 8/6/04                                            15,000       14,997

 1.28%, 8/3/04                                            8,682        8,682

 1.30%, 8/13/04                                           13,000       12,994

 Variable Funding Capital
 1.29%, 8/6/04                                            13,000       12,997

 1.30%, 8/3/04                                            4,500        4,500

 Yorktown Capital
 1.33%, 8/13 - 8/16/04                                    14,551       14,544

 1.37%, 8/20/04                                           13,000       12,991

 1.381%, 8/23/04                                          20,771       20,753

 1.49%, 9/10/04                                           3,000         2,995

 Total Commercial Paper - 4(2) (Cost  $1,163,548)                   1,163,548

 FUNDING AGREEMENTS  3.5%
 Allstate Life Insurance, VR
1.421%, 8/1/05 ++                                         10,000        10,000

 1.466%, 8/1/05 ++                                        15,000        15,000

 GE Life & Annuity, VR, 1.569%, 1/12/05                   25,000        25,000

 New York Life Insurance, VR, 1.46%, 12/10/04             35,000        35,000

 Security Life of Denver, 1.50%, 8/26/04                  15,000        15,000

 Transamerica Occidential Life, VR, 1.51%, 8/31/05         5,000         5,000

 Total Funding Agreements (Cost  $105,000)                             105,000

 MEDIUM-TERM NOTES  4.3%
 First Union, 7.10%, 8/15/04                             20,000         20,043

 GE Capital, VR
 1.45%, 9/9/05                                           10,000         10,000

 1.49%, 8/17/05                                          10,000         10,000

 Goldman Sachs, VR, 144A, 1.43%, 8/1/05                  15,000         15,000

 Home Depot, 6.50%, 9/15/04                              36,285         36,523

 Morgan Stanley, VR, 1.426%, 8/15/05                     25,000         25,000

 National Bank of Canada, Series B, 8.125%, 8/15/04      15,000         15,040

 Total Medium-Term Notes (Cost  $131,606)                               131,606


 MUNICIPAL SECURITIES  1.3%
 Texas PFA, Unemployment Obligation Trust, TECP, 1.34%, 40,000          40,000
8/11/04
 Total Municipal Securities (Cost  $40,000)                             40,000

 U.S. GOVERNMENT AGENCY OBLIGATIONS  +/-   3.9%
 Federal Home Loan Bank
 1.26%, 4/8/05                                          25,000          25,000

 1.35%, 4/29/05                                         25,000          25,000

 1.55%, 5/4/05                                          20,000          20,000

 Federal National Mortgage Assoc., 1.50%, 2/14/05       50,000          50,000

 Total U.S. Government Agency Obligations o                            120,000
 (Cost  $120,000)
 Total Investments in Securities
 99.4% of Net Assets (Cost $3,037,125)                             $ 3,037,125
(1)     Denominated in U.S. dollars unless
        otherwise noted
 *      Domestic certificates of deposit are
        issued by
        domestic branches of U.S. banks
 +/-    The issuer is a publicly-traded company
        that operates under a congressional charter;
        its securities are neither issued nor
        guaranteed by the U.S. government.
 ^      Eurodollar certificates of deposit are
        issued by foreign branches of U.S. or foreign banks
 ++     Yankee certificates of deposit are issued
        by U.S. branches of foreign banks
 ++     Security contains restrictions as to
        public resale  pursuant to the Securities Act of 1933
        and related rules -- total value of such
        securities at period-end amounts to $25,000 and
        represents 0.8% of net assets
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers --
        total value of such securities at period-end
        amounts to $15,000 and represents  0.5% of net
        assets
 4(2)   Commercial paper exempt from registration
        under Section 4(2) of the Securities Act
        of 1933 and may be resold in transactions exempt
        from registration only to dealers in that
        program or other "accredited investors" -- total
        value of such securities at period-end amounts to
        $1,163,548 and represents 38.1% of net
        assets
 PFA    Public Finance Authority
 TECP   Tax-Exempt Commercial Paper
 VR     Variable Rate




The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Summit Cash Reserves Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $3,037,125,000.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004